Note 3 – Stockholders’ Equity (Deficit), Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding at December 31, 2013	385,733	$6.75	461,920	$10.50

Issued	75,683	8.12	161,375	3.81
Expired	(7,879)	23.58	(81,851)	13.54
Exercised	(4,936)	1.76	(40,722)	8.38

Outstanding at December 31, 2014	448,601	$7.51	500,722	$7.95

Issued	354,253	2.76	7,581,722	4.95
Cancelled	(19,136)	11.73	(1,967)	11.34
Exercised	-	-	(3,000)	4.95

Outstanding at December 31, 2015	783,718	$5.33	8,077,477	$5.14

Schedule of Share-based Compensation, Shares Authorized under Stock Option and Warrant Plans, by Exercise Price Range [Table Text Block]
Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options:
$0.75	7,333	5.52
$2.63	250,481	9.81
$2.94	30,614	10.01
$3.10	59,681	9.50
$3.21	6,232	9.76
$3.45	7,245	9.25
$4.875	134	7.20
$5.25	2,031	6.69
$5.625	192,000	7.21
$5.925	23,206	7.22
$6.00	123,998	6.63
$6.50	3,845	9.01
$8.25	3,636	8.76
$9.9375	3,019	7.54
$10.50	3,238	7.54
$11.25	13,666	7.09
$12.75	67	7.36
$13.875	2,160	8.25
$71.25	40,261	8.19
$18.75	3,334	8.15
$20.25	4,940	8.01
$21.75	1,336	7.77
$23.85	1,260	7.75
Total	783,718

Warrants:
$4.95	7,577,040	4.67
$6.00	102,857	2.20
$9.00	2,666	2.07
$9.75	63,227	3.59
$11.25	203,801	2.02
$12.375	71,257	3.61
$12.38	5,557	3.85
$13.50	4,444	2.47
$14.85	23,612	2.41
$20.25	1,481	3.13
$24.375	21,535	3.10
Total	8,077,477

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
Year	Shares	Price
2011	11,666		.75
2012	126,029	5.25	–	6.00
2013	232,756	4.875	–	23.85
2014	59,013	6.50	–	18.75
2015	354,253	2.63	–	3.45
Total	783,718	$.75	–	23.85
Year	Shares	Price
2012	69,801	11.25	–	15.00
2013	267,579	6.00	–	14.85
2014	161,375	12.375	–	24.375
2015	7,578,722		4.95
Total	8,077,477	$4.95	–	24.375